Debt (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Summary of short-term debt and long-term debt and outstanding notes	The following table summarizes the Company's current and non-current Debt by maturity date (amounts include accrued interest):

	At December 31,
	2024					2023
	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non- current)	Total Debt	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non- current)	Total Debt
	(€ million)
Notes	€949	€9,114	€9,054	€18,168	€19,117	€2,277	€7,133	€8,805	€15,938	€18,215
Borrowings from banks	3,119	371	82	453	3,572	1,512	1,297	27	1,324	2,836
Asset-backed financing	5,645	3,681	690	4,371	10,016	3,638	1,014	126	1,140	4,778
Lease liabilities	858	883	815	1,698	2,556	718	728	712	1,440	2,158
Other debt	1,628	291	47	338	1,966	1,317	150	9	159	1,476
Total Debt	€12,199	€14,340	€10,688	€25,028	€37,227	€9,462	€10,322	€9,679	€20,001	€29,463
The following table summarizes the notes outstanding at December 31, 2024 and 2023:

					At December 31,
(€ million)	Currency	Face value of outstanding notes (million)	Coupon %	Maturity	2024	2023
Stellantis (Peugeot S.A. issuances):
STELLANTIS N.V. (Peugeot S.A.) 2017	EUR	600	2.000	Q1/2024	—	609
STELLANTIS N.V. (Peugeot S.A.) 2017	EUR	100	2.000	Q1/2024	—	102
STELLANTIS N.V. (Peugeot S.A.) 2018	EUR	650	2.000	Q1/2025	660	659
STELLANTIS N.V. (Peugeot S.A.) 2019	EUR	600	1.125	Q3/2029	597	596
STELLANTIS N.V. (Peugeot S.A.) 2020	EUR	1,000	2.750	Q2/2026	1,024	1,014
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	60	1.600	Q2/2026	61	61
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	50	1.810	Q2/2027	50	50
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	204	Euribor 6M + 1.400	Q2/2026	206	207
Medium Term Note Programme(1):
STELLANTIS N.V. (FCA N.V.) 2016	EUR	1,250	3.750	Q1/2024	—	1,296
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,250	3.875	Q1/2026	1,347	1,381
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,000	4.500	Q3/2028	1,162	1,200
STELLANTIS N.V. 2021	EUR	1,250	0.625	Q1/2027	1,260	1,256
STELLANTIS N.V. 2021	EUR	1,250	0.750	Q1/2029	1,255	1,254
STELLANTIS N.V. 2021	EUR	1,250	1.250	Q2/2033	1,243	1,241
STELLANTIS N.V. 2022	EUR	1,000	2.750	Q2/2032	1,022	1,016
STELLANTIS N.V. 2023 - green bond	EUR	1,250	4.375	Q1/2030	1,296	1,285
STELLANTIS N.V. 2023	EUR	1,250	4.250	Q2/2031	1,270	1,266
STELLANTIS N.V. 2024	EUR	750	3.500	Q3/2030	753	—
STELLANTIS N.V. 2024 - green bond	EUR	500	3.750	Q1/2036	508	—
STELLANTIS N.V. 2024	EUR	750	3.375	Q4/2028	763	—
STELLANTIS N.V. 2024	EUR	750	4.000	Q1/2034	749	—
Other Notes:
STELLANTIS FINANCE U.S. 2021	U.S $	1,000	1.711	Q1/2027	968	909
STELLANTIS FINANCE U.S. 2021	U.S $	1,000	2.691	Q3/2031	967	909
STELLANTIS FINANCE U.S. 2022	U.S. $	550	5.625	Q1/2028	539	512
STELLANTIS FINANCE U.S. 2022	U.S. $	700	6.375	Q3/2032	682	643
GIE PSA Trésorerie 2003	EUR	600	6.000	Q3/2033	735	749
Total Notes					€19,117	€18,215
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(1) Listed on the Irish Stock Exchange
The following table summarizes the asset-back financing amounts at December 31, 2024 and 2023:

				At December 31,
(€ million)	Currency	Interest rate %	Maturity(1)	2024	2023
Warehouse Credit Facilities:
SFS Funding I	USD	CP/SOFR+spread	Q2/2026	4,034	3,189
SFS Funding II	USD	CP/SOFR+spread	Q3/2024	—	109
FIARC	USD	SOFR+spread	Q2/2025	60	29
SFMOT Floorplan Facility	USD	CP/SOFR+spread	Q2/2026	565	—
Term Notes:
Term Notes 2017-2020	USD	2.80%-7.07%	Q2/2027	—	36
FIAOT 2021-1	USD	0.89%-5.37%	Q2/2028	27	45
FIAOT 2021-2	USD	0.48%-3.14%	Q4/2028	63	98
FIAOT 2022-1	USD	2.03%-5.41%	Q2/2029	83	125
FIAOT 2022-2	USD	6.26%-9.50%	Q4/2029	95	151
FIAOT 2023-1	USD	6.44%-7.74%	Q1/2031	131	189
SFAST 2023-1	USD	5.47%-5.97%	Q1/2031	522	740
SFAST 2024-1	USD	4.94%-5.59%	Q1/2032	645	—
SFAST 2024-2	USD	5.26%-5.71%	Q1/2032	760	—
SFAST 2024-3	USD	4.55%-4.98%	Q4/2032	829	—
Term Loans:
SFAF LLC	USD	5.45%	Q4/2031	555	—
SFAF 2024-2	USD	5.45%	Q1/2032	590	—
SFALV 2024-1	USD	4.80%	Q1/2030	907	—
Total				€9,866	€4,711
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(1) Final maturity of the commitment for the warehouse credit facilities and the expected date of the last payment for the Term Notes

Disclosure of lease liabilities and contractual maturities of lease liabilities	The following table summarizes the Company's current and non-current lease liabilities:
Lease liabilities included in the Statement of Financial Position

	At December 31,
	2024	2023
	(€ million)
Long-term debt (non-current)	€1,698	€1,440
Short-term debt and current portion of long-term debt (current)	€858	€718
Maturity analysis - contractual undiscounted cash flows

At December 31, 2024
(€ million)
Due within one year	€866
Due between one and five years	1,001
Due beyond five years	985
Total undiscounted lease liabilities	€2,852